Investments Accounted for Using the Equity Method - Summary of financial information of immaterial associates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Information Of Immaterial Associates [Line Items]
Net profit	¥ 112,719	¥ 51,930	¥ 60,157
Other comprehensive income	(33,150)	(44,524)	6,834
Comprehensive income	79,569	7,406	66,991
Immaterial Associates [Member]
Disclosure Of Financial Information Of Immaterial Associates [Line Items]
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	36,085	36,838	34,282
Net profit	1,553	3,178	2,379
Other comprehensive income	(254)	19	1,706
Comprehensive income	¥ 1,299	¥ 3,197	¥ 4,085